Expected credit loss measurement	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Financial Assets Explanatory
Additional information
Note 20

Expected credit loss measurement
Total

net

credit

loss

releases

were

USD
148

million

in

2021,
reflecting

net

credit

loss

releases

of

USD
123

million

related

to
stage 1 and 2

positions and USD
25

million net credit loss

releases
related to credit-impaired (stage 3) positions.
Stage 1

and

2

net

credit

loss

releases

of

USD
123

million
included

a

USD
68

million

partial

net

release

of

a

post-model
adjustment,

due

to

the

continued

positive

trend

in
macroeconomic

scenario

input

data

during

the

year,

a

USD
45
million

net

release

from

a

number

of

model

and

methodology
changes   and a   residual USD   10

million

net

release
from
remeasurements

within

the

loan

book,

derecognized
transactions, partially offset by expenses from new transactions
.

›
Refer to Note 20b

for more information regarding changes to
ECL model, scenarios,

scenario weights and the post-model
adjustment and to Note 20c for more information

regarding
the development of ECL allowances and

provisions
Stage 3 net releases of USD 25

million were recognized across
a number of defaulted

positions with a USD
24

million net release
in Personal & Corporate Banking.
b) Changes to ECL models, scenarios, scenario weights and key inputs
Credit loss (expense) / release
USD million
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended 31.12.21
Stages 1 and 2 28 62 0 34 0 123
Stage 3 1 24 (1) 0 0 25
Total credit loss (expense) / release 29 86 (1) 34 0 148
For the year ended 31.12.20
Stages 1 and 2 (48) (129) 0 (88) 0 (266)
Stage 3 (40) (128) (2) (217) (42) (429)
Total credit loss (expense) / release (88) (257) (2) (305) (42) (694)
For the year ended 31.12.19
Stages 1 and 2 3 23 0 (4) 0 22
Stage 3 (23) (44) 0 (26) (7) (100)
Total credit loss (expense) / release (20) (21) 0 (30) (7) (78)
Refer to

Note 1a

for information

about the

principles governing
expected credit loss

(ECL) models, scenarios,

scenario weights and
key inputs applied.

Governance
Comprehensive

cross-functional and

cross-divisional

governance
processes

are

in

place

and

are

used

to

discuss

and

approve
scenario

updates

and

weights,

to

assess

whether

significant
increases in credit risk resulted in stage transfers, to

review model
outputs

and

to

reach

conclusions

regarding

post-model
adjustments.

Model changes
During 2021, the model review

and enhancement process led to
adjustments of

the probability

of default

(PD), loss

given default
(LGD)

and

credit

conversion

factor

(CCF)

models,

resulting

in

a
USD 45

million decrease

in ECL

allowances. An

amount of

USD
25

million related

to the
Large corporate

clients

segment in

the
Investment

Bank. The

remainder

related

to

various segments

in
Personal & Corporate Banking and Global Wealth Management.
Scenario and key input updates
During

2021,

the

scenarios

and

related

macroeconomic

factors
were updated

from those

that were

applied at

the end

of 2020
by

taking

into

account

the

prevailing

economic

and

political
conditions

and

uncertainty.

As

the

economic

development

was
more

positive

than

anticipated

following

the

COVID-19-related
downturn,

the

forward-looking

scenarios

benefited

from

an
improved forecast starting level.

The projections of

the baseline scenario,

which are aligned

to
the

economic

and

market assumptions

used

for

UBS’s business
planning purposes, are broadly in line with external data, such as from

Bloomberg

Consensus,

Oxford

Economics

and

the
International

Monetary

Fund

World

Economic

Outlook.

The
economic

performance

during

2021

in

relevant

markets,
especially in the

US and in

Switzerland, highlighted an

accelerated
improvement

after

the

COVID-19-related

shocks.

The

scenario
assumes continued growth in 2022 in

all key markets, albeit at a
slower rate than

seen in 2021,

and unemployment rates

are not
expected to fall noticeably below the current levels. Interest rates are expected to

remain low in

line with the

central bank policies
pursued in the Eurozone and Switzerland, and any potential rises in the US would be

limited in the foreseeable

future. House prices
are

expected

to

reflect

the

momentum

and

continue

to

rise,
especially in Switzerland and, to a lesser degree, in the US.
The

narrative

of

the

hypothetical

severe

downside

scenario,
which

is the

Group’s binding

stress

scenario, has

been adapted
and assumes that, while

the immediate risks

from COVID-19 have
decreased,

the

associated

disruptions

and

the

consequences

of
the

unprecedented

monetary

and

fiscal

stimulus

measures

will
remain

critical.

Concerns

regarding

the

sustainability

of

public
debt, following the

marked deterioration of

fiscal positions, lead
to

a

loss

of

confidence

and

market

turbulence,

while
protectionism results

in a

fall in

global trade.

Governments and
central banks have limited

scope to support the economies.

As a
consequence,

the

Eurozone

and

China

suffer

a

hard

landing,
under

this

scenario

which

severely

affects

the

Swiss

export-
oriented

economy,

and

the

US

economy

contracts

as

global
demand

is

significantly

affected.

Given

the

severity

of

the
macroeconomic

impact,

unemployment

rates

rise

to

historical
highs and real estate sectors contract sharply.
With effect

from the

second quarter,

the hypothetical

upside
and mild downside scenarios, which

were viewed as less

plausible
as

of

31

December

2020 and

had

a

probability

weight

of

zero
attached,

were

redesigned

and

reintroduced

in

the

ECL
calculation.

These

two

scenarios

have

become

more

relevant
following

this

update,

as

they

better

reflect

a

more

positive
outlook

with

regard

to

COVID-19

and

market

expectations
regarding a potential change in

central bank policies, respectively.

The

upside

scenario

is

based

on

positive

developments
following

COVID-19 and

strong economic

activity

supported by
pent-up demand in certain

sectors, as well

as the expectation

that
interest rates

will remain

relatively low

in the

near future.

Asset
prices rise significantly, but

a view that currently

observed higher
inflation rates are temporary and spare economic

capacity would
mean that

consumer prices

remain moderate

in the

first year

of
the scenario.
The

mild

downside

scenario

focuses

on

the

implications

of
rising concerns regarding inflationary trends

following a recovery
from

COVID-19.

Higher-than-expected

inflation

data

triggers

a
steepening of

yield curves

across the

globe and

leads to

market
volatility.

Higher

interest

rates

lead

to

a

sell-off

in

assets

and

a
period

of

deleveraging

under

this

scenario
.

With

inflation
remaining high, central

banks start hiking

their policy rates

after
a few

quarters, leading

to further

increases in

interest rates

and
impacting corporate

and private

debt sustainability.

A recessionary
period is the consequence.
The table

on the

following page

details the

key assumptions
for the four scenarios applied as of 31 December 2021.
Scenario weights and post-model adjustments
With the weighting of

four scenarios above 0%

and considering
the generally

more positive

outlook regarding

an abating

effect
on

the

world

economy

from

the

COVID-19

pandemic,

the
distribution of

weights shifted

during 2021.

As of

31 December
2021, 5 percentage points of the weight of the baseline scenario and 10 percentage

points of

the severe

downside scenario were
redistributed to the upside

scenario (5%) and the mild downside
scenario (10%), as shown in the table below.
Although the scenarios and

weight allocation were

established
in

line

with

the

general

market

sentiment

that

COVID-19

has
passed its peak

and a gradual return

to normal is the

most likely
path,

significant

uncertainties

still

remain.

Models,

which

are
based

on

supportable

statistical

information

from

past
experiences

regarding

interdependencies

of

macroeconomic
factors

and

their

implications

for

credit

risk

portfolios,

cannot
comprehensively reflect extraordinary events, such as a pandemic or a fundamental change in the world political order. Especially in
these

uncertain

times,

it

is

in

the

realm

of

possibilities

that

the
generally accepted view that the effects of COVID-19 are abating may prove to be disappointed by

the emergence of new variants
of

the

virus,

which

may

be

more

harmful

and

may

undermine
current

vaccination

efforts.

Political

events

involving

tensions
between

major

global

forces

may

introduce

unforeseen
challenges, such

as disruptions

in the

global supply

chain and

a
distortion of energy markets. Such events could affect economies severely and change

the baseline assumptions

significantly. Rather
than

creating multiple

additional

scenarios

to

gauge these

risks
and applying model

parameters that lack

supportable information
and

cannot

be

robustly

validated,

management

continued

to
apply

significant

post
-
model

adjustments.
These   adjustments
were

benchmarked

against

coverage

ratio

levels

as

of

30 June
2021 ,
when

a

partial
n
et

release

of

USD
  91

million

was
recognized, corresponding to one third of

the accumulated effect
of

scenario

improvements,

following

comprehensive

expert
assessment and judgment, and

were also deemed appropriate

for
year-end 2021 reporting. The post-model adjustments relating to
COVID-19 amounted to

USD
224

million as

of 31 December

2021
(2020: USD 117

million in addition to

overlays of USD
16

million
for

other

aspects,

where

model

results

were

deemed

to

be
uncertain).

ECL scenario Assigned weights in %
31.12.21 31.12.20
Upside 5.0 0.0
Baseline 55.0 60.0
Mild downside 10.0 0.0
Severe downside 30.0 40.0
Scenario assumptions
One year

Three years cumulative

31.12.21 Upside Baseline
Mild
downside
Severe
downside Upside Baseline
Mild
downside
Severe
downside
Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)
Scenario assumptions
One year

Three years cumulative

31.12.20 Baseline Severe downside Baseline Severe downside
Real GDP growth (% change)
United States 2.7 (5.9) 9.1 (3.8)
Eurozone 2.5 (8.7) 9.9 (10.3)
Switzerland 3.3 (6.6) 9.0 (5.7)
Consumer price index (% change)
United States 1.7 (1.2) 5.5 0.4
Eurozone 1.4 (1.3) 3.9 (1.7)
Switzerland 0.3 (1.8) 0.9 (1.6)
Unemployment rate (end-of-period level, %)
United States 5.5 12.1 4.5 9.9
Eurozone 9.5 14.1 8.0 16.4
Switzerland 3.8 6.1 3.2 6.8
Fixed income: 10-year government bonds (change in yields, basis points)
USD 22.0 (50.0) 46.0 (15.0)
EUR 4.0 (35.0) 21.0 (25.0)
CHF 13.0 (70.0) 31.0 (35.0)
Equity indices (% change)
S&P 500 (2.9) (50.2) (1.7) (40.1)
EuroStoxx 50 3.8 (57.6) 13.5 (50.4)
SPI (0.8) (53.6) 5.8 (44.2)
Swiss real estate (% change)
Single-Family Homes

3.4 (17.0) 7.1 (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 2.5 (15.3) 9.2 (28.7)
Eurozone (House Price Index) 1.1 (22.9) 7.2 (35.4)
c) Development of ECL allowances and provisions
The ECL

allowances and

provisions recognized

in the

period are
impacted by a variety of factors, such as:
–

origination of new instruments during the period;

–

effect of passage of time as the ECLs on an instrument for the remaining

lifetime

decrease

(all

other

factors

remaining

the
same);
–

discount

unwind

within ECLs

as

it

is

measured

on

a

present
value basis;
–

derecognition of instruments in the period;
–

change in individual asset quality of instruments;
–

effect

of

updating

forward-looking

scenarios

and

the
respective weights;
movements from a

maximum 12-month

ECL to the

recognition
of

lifetime ECLs

(and

vice versa)

following transfers

between
stages 1 and 2;

–

movements

from

stages 1

and

2

to

stage 3

(credit-impaired
status) when

default has

become certain

and PD

increases to
100% (or vice versa);
–

changes in models or updates to model parameters;
–

write-off; and
–

foreign

exchange

translations

for

assets

denominated

in
foreign currencies and other movements.
The following table explains the changes in

the ECL allowances and provisions for on-

and off-balance sheet financial instruments and
credit lines in

scope of ECL requirements

between the beginning and the

end of the period due

to the factors listed on

the previous
page.
Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact (write-off, FX and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.
In

2021,

ECL

allowances

and

provisions

decreased

by

USD
148
million from net credit loss releases impacting profit or loss:
–

a

USD
59

million

net

increase

from

new

and

derecognized
transactions

that

resulted

from

a

USD
72

million

stage 1
increase

primarily

in

the

corporate

lending

and

real

estate
lending portfolio,

offset by

a USD
13

million net release

from
stage 2

positions,

driven

by

positions

that

were

terminated
before their contractual maturity;

–

a USD 163

million net decrease from book quality movements
that
resulted

from

a

USD
  203

million

net

decrease

from
remeasurements

without

stage transfers,

with

approximately
half of

that related to

corporate lending –

another significant
portion related to

real estate-related lending,

primarily due to
the partial release of a

post-model adjustment, partially offset
by USD 40

million from transactions moving

from stages 1 and
2

into

stages 2

and

3,

respectively,

primarily

related

to

SME
clients;

and
–

a USD 45

million net decrease that resulted from a number

of
model changes.

An amount of

USD
25

million related to

the
Large corporate

clients

segment in

the Investment

Bank. The
remainder related to various

segments in Personal &

Corporate
Banking and Global Wealth Management.

In

addition

to

the

movements

impacting

profit

or

loss,
allowances decreased by USD 154

million as a result

of USD
137
million

of

write-offs and

USD
18
million

from

foreign

exchange
and other movements, both of which

did not impact the income
statement.
Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2019 (1,029) (181) (160) (688)
Net movement from new and derecognized transactions
1
(28) (90) 17 46
of which: Private clients with mortgages (2) (3) 2 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients (32) (29) (4) 0
of which: SME clients (16) (14) (3) 0
of which: Other 26 (39) 20 46

of which: Securities financing transactions REIT
32 (1) 15 17

of which: Loans to financial advisors
9 (1) 9 0

of which: Lombard loans
23 (6) 0 29

of which Financial intermediaries

(20) (15) (5) 0
Remeasurements with stage transfers
2
(427) 45 (134) (338)
of which: Private clients with mortgages (19) (2) (17) 0
of which: Real estate financing (6) 3 (9) 0
of which: Large corporate clients (224) 34 (83) (175)
of which: SME clients (43) (1) (11) (31)
of which: Other (134) 11 (14) (131)

of which: Securities financing transactions REIT
(36) 0 (18) (19)

of which: Loans to financial advisors
(12) 7 (7) (11)

of which: Lombard loans
(36) 0 0 (36)

of which Commodity trade finance
(59) 0 0 (59)
Remeasurements without stage transfers
3
(271) (88) (47) (136)
of which: Private clients with mortgages (34) (19) (8) (7)
of which: Real estate financing (14) (4) (11) 1
of which: Large corporate clients (149) (53) (17) (79)
of which: SME clients (13) 0 (7) (6)
of which: Other (60) (11) (4) (44)

of which: Loans to financial advisors
(18) (12) (3) (3)

of which: Lombard loans
(3) 6 0 (9)

of which: Credit cards
(12) 0 0 (12)
Model changes
4
32 21 11 0
Movements with profit or loss impact
5
(694) (112) (154) (429)
Movements without profit or loss impact (write-off, FX and other)
6
254 (14) (19) 287
Balance as of 31 December 2020 (1,468) (306) (333) (829)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial

asset is

deemed
uncollectible or forgiven and movements in foreign exchange rates.
As explained in Note

1a, the assessment of

a significant increase
in

credit

risk

(
SICR )
considers

a

number

of

qualitative

and
quantitative

factors

to

determine

whether

a

stage

transfer
between

stage 1

and

stage 2

is

required,

although

the

primary
assessment considers changes in PD based

on rating analyses and
economic

outlook.

Additionally,

UBS

takes

into

consideration
counterparties that

have moved

to a

credit watch

list and

those
with payments that are at least 30 days past due.
ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2021 – classification by trigger
USD million Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-and off-balance sheet

(220) (158) (22) (39)
of which: Private clients with mortgages (71) (54) 0 (17)
of which: Real estate financing (43) (38) 0 (4)
of which: Large corporate clients (55) (40) (15) 0
of which: SME clients (30) (19) (7) (4)
of which: Financial intermediaries and hedge funds (6) (6) 0 0 of which: Loans to financial advisors (3) 0 0 (3)
of which: Credit cards (11) 0 0 (11)
of which: Other (1) (1) 0 0
d) Maximum exposure to credit risk
The

tables

below

provide

the

Group’s

maximum

exposure

to
credit

risk for

financial instruments

subject to

ECL requirements
and

the

respective

collateral

and

other

credit

enhancements
mitigating credit risk for these classes of financial instruments.

The

maximum

exposure

to

credit

risk

includes

the

carrying
amounts of financial

instruments recognized on

the balance sheet
subject

to

credit

risk

and

the

notional

amounts

for

off-balance
sheet arrangements.

Where information

is available,

collateral is
presented at fair value.

For other collateral, such as

real estate, a
reasonable alternative

value is

used. Credit

enhancements, such
as credit derivative contracts

and guarantees, are included

at their
notional amounts. Both are capped at the maximum

exposure to
credit risk for which

they serve as

security. The “Risk management
and control” section of this

report describes management’s view
of credit risk and

the related exposures,

which can differ

in certain
respects from the requirements of IFRS.
Maximum exposure to credit risk

31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8

192.8
Loans and advances to banks
4
15.5 0.1

0.1 15.3
Receivables from securities financing transactions 75.0 0.0 68.0 6.9

0.0
Cash collateral receivables on derivative instruments
5,6
30.5

18.4

12.1
Loans and advances to customers
7
397.8 37.5 128.7 191.3 20.2

4.0 16.2
Other financial assets measured at amortized cost 26.2 0.2 0.1

0.0
1.3

24.6
Total financial assets measured at amortized cost 737.8 37.7 196.9 191.3 28.4 18.4 0.0 4.0 261.0
Financial assets measured at fair value

through other comprehensive income – debt 8.8

8.8
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 746.6 37.7 196.9 191.3 28.4 18.4 0.0 4.0 269.8
Guarantees
8
20.9 1.3 6.5 0.2 2.5

2.3 8.1
Loan commitments
8
39.4 0.5 4.0 2.4 7.3

0.3 1.7 23.1
Forward starting transactions, reverse repurchase
and securities borrowing agreements 1.4

1.4

0.0
Committed unconditionally revocable credit lines 40.7 0.3 9.0 6.2 3.9

0.5 20.9
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 102.5 2.2 20.9 8.7 13.7 0.0 0.3 4.5 52.1
31.12.20
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 158.2

158.2
Loans and advances to banks
4
15.4 0.1

15.3
Receivables from securities financing transactions 74.2 0.0 67.1

7.0

0.0
Cash collateral receivables on derivative instruments
5,6
32.7

21.1

11.6
Loans and advances to customers
7
379.5 25.8 118.2 194.6 21.7

4.4 14.8
Other financial assets measured at amortized cost 27.2 0.1 0.2 1.3

25.5
Total financial assets measured at amortized cost 687.3 26.0 185.7 194.6 30.1 21.1 0.0 4.4 225.5
Financial assets measured at fair value

through other comprehensive income – debt 8.3

8.3
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 695.6 26.0 185.7 194.6 30.1 21.1 0.0 4.4 233.7
Guarantees
8
17.0 0.7 5.0 0.2 1.7

2.5 7.0
Loan commitments
8
41.2 0.0 4.2 2.1 6.8

0.4 2.4 25.3
Forward starting transactions, reverse repurchase
and securities borrowing agreements 3.2

3.2

0.0
Committed unconditionally revocable credit lines 40.1 0.1 10.3 6.2 2.7

0.0 20.7
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 101.6 0.8 22.7 8.5 11.2 0.0 0.4 4.9 53.0
1 Of which: USD 1,443

million for 31 December 2021 (31 December 2020: USD
1,983

million) relates to total credit-impaired financial assets measured at amortized cost and USD
130

million for 31 December 2021
(31 December 2020: USD 154

million) to total off-balance sheet

financial instruments and credit

lines for credit-impaired positions.

2 Collateral arrangements generally

incorporate a range of

collateral, including
cash, securities, real estate and other collateral. UBS applies a risk-based approach that generally prioritizes collateral according to its liquidity profile.

3 Includes but is not limited to life

insurance contracts, inventory,
mortgage loans, gold and other commodities.

4 Loans and advances to banks include amounts held with third-party banks on behalf of clients.

The credit risk associated with these balances may be borne by those clients.

5 Included within Cash collateral receivables

on derivative instruments are margin balances due

from exchanges or clearing houses.

Some of these margin balances reflect amounts

transferred on behalf of
clients who retain the associated credit risk.

6 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information.

7 In 2021,
the collateral allocation was updated

to reflect additional cash collateral

and custody accounts that are also

available as security for certain

on-balance sheet lending. This resulted

in an increase in loans secured

by
cash, with an offsetting reduction in loans secured by real estate and loans secured by securities.

8 The amount shown in the “Guarantees” column includes sub-participations.
e) Financial assets subject to credit risk by rating category
The

table

below

shows

the

credit

quality

and

the

maximum
exposure to credit risk based on the Group’s internal credit rating system and year-end

stage classification. Under IFRS 9, the credit
risk rating reflects the Group’s assessment

of

the

probability

of
default of

individual

counterparties,

prior

to

substitutions.

The
amounts presented are gross of impairment allowances.
›
Refer to the “Risk management and control”

section of this
report for more details

regarding the Group’s internal grading
system
Financial assets subject to credit risk by rating

category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,623 1,171 795 490 1 15,488 (8) 15,480 of which: stage 1 407 12,623 1,146 795 488 0 15,460 (7) 15,453 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities financing transactions

34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on derivative instruments 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514 of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,233 67,620 69,892 21,423 2,148 398,611 (850) 397,761
of which: stage 1 5,295 231,153 65,084 62,796 16,362 0 380,690 (126) 380,564
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at amortized cost 12,564 6,702 321 6,072 394 264 26,318 (109) 26,209 of which: stage 1 12,564 6,693 307 5,863 317 0 25,745 (27) 25,718 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets measured at amortized cost 251,133 278,103 85,472 97,846 23,793 2,414 738,762 (969) 737,794
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance sheet financial instruments 255,130 282,874 85,472 97,923 23,793 2,414 747,606 (969) 746,638
Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase and securities borrowing agreements 0 0 55 1,389 0 0 1,444 0
Total off-balance sheet financial instruments 7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable credit lines 2,636 15,594 8,627 9,752 4,107 63 40,778 (38)
of which: stage 1 2,636 15,250 8,304 8,346 3,671 0 38,207 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation of existing loans 17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 18,032 10,049 10,836 4,709 111 46,390 (41)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
Financial assets subject to credit risk by rating

category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 156,250 1,981 0 0 0 0 158,231 0 158,231 of which: stage 1 156,250 1,981 0 0 0 0 158,231 0 158,231
Loans and advances to banks 543 12,129 1,344 1,182 260 1 15,460 (16) 15,444 of which: stage 1 543 12,074 1,277 1,145 231 0 15,269 (9) 15,260 of which: stage 2 0 55 67 37 29 0 189 (5) 184
of which: stage 3 0 0 0 0 0 1 1 (1) 0
Receivables from securities financing transactions

22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
of which: stage 1 22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
Cash collateral receivables on derivative instruments 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737 of which: stage 1 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737
Loans and advances to customers 5,813 214,307 67,270 69,217 21,038 2,943 380,589 (1,060) 379,528
of which: stage 1 5,813 212,970 63,000 59,447 15,860 0 357,090 (142) 356,948
of which: stage 2 0 1,338 4,269 9,770 5,178 0 20,556 (215) 20,341 of which: stage 3 0 0 0 0 0 2,943 2,943 (703) 2,240
Other financial assets measured at amortized cost 15,404 4,018 280 6,585 481 560 27,327 (133) 27,194 of which: stage 1 15,404 4,015 269 6,334 389 0 26,410 (34) 26,377 of which: stage 2 0 3 11 251 91 0 357 (9) 348
of which: stage 3 0 0 0 0 0 560 560 (90) 469
Total financial assets measured at amortized cost 209,204 261,922 91,993 98,223 23,709 3,505 688,556 (1,211) 687,345
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,212 5,014 0 32 0 0 8,258 0 8,258
Total on-balance sheet financial instruments 212,417 266,936 91,993 98,255 23,709 3,505 696,815 (1,211) 695,603
Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

3,482 4,623 3,522 4,293 991 170 17,081 (63)
of which: stage 1 3,482 4,219 2,688 3,558 739 0 14,687 (14)
of which: stage 2 0 404 834 736 252 0 2,225 (15)
of which: stage 3 0 0 0 0 0 170 170 (34)
Irrevocable loan commitments 3,018 14,516 8,583 9,302 5,850 104 41,372 (142)
of which: stage 1 3,018 13,589 6,873 8,739 4,676 0 36,894 (74)
of which: stage 2 0 927 1,711 563 1,174 0 4,374 (68)
of which: stage 3 0 0 0 0 0 104 104 0
Forward starting reverse repurchase and securities borrowing agreements 82 150 0 3,015 0 0 3,247 0
Total off-balance sheet financial instruments 6,583 19,289 12,105 16,610 6,840 273 61,700 (205)
Credit lines
Committed unconditionally revocable credit lines 574 13,505 5,958 8,488 11,501 108 40,134 (50)
of which: stage 1 574 12,940 4,517 6,609 10,593 0 35,233 (29)
of which: stage 2 0 565 1,441 1,879 908 0 4,792 (21)
of which: stage 3 0 0 0 0 0 108 108 0
Irrevocable committed prolongation of existing loans 14 1,349 931 632 357 0 3,282 (2)
of which: stage 1 14 1,349 930 630 355 0 3,277 (2)
of which: stage 2 0 1 1 2 1 0 5 0
of which: stage 3 0 0 0 0 0 0 0 0
Total credit lines 588 14,854 6,889 9,119 11,858 109 43,416 (52)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
f) Sensitivity information
As

outlined

in

Note

1a,

ECL

estimates

involve

significant
uncertainties at the time they are made.
ECL model
The models applied

to determine

point-in-time

PD and LGD rely
on

market

and

statistical

data,

which

has

been

found

to
correlate

well

with

historically

observed

defaults

in

sufficiently
homogeneous

segments.

The

risk

sensitivities

for

each

of

the
ECL reporting

segments to such

factors are

summarized in

Note
9.
Forward-looking scenarios
Depending on the scenario selection

and related macro-economic
assumptions for the

risk factors, the

components of the

relevant
weighted

average

ECL

change.

This

is

particularly

relevant

for
interest rates,

which can

move in

both directions

under a

given
growth assumption

(for example,

low growth

with high

interest
rates

in a

stagflation

scenario,

versus

low growth

and falling

interest
rates

in

a

recession).

Management generally

looks

for

scenario
narratives

that reflect

the key risk

drivers of

a given credit

portfolio.
As forecasting models are complex, due to the combination

of
multiple

factors,

simple

what-if

analyses

involving

a

change

of
individual

parameters

do

not

necessarily

provide

realistic
information

on

the

exposure

of

segments

to

changes

in

the
macroeconomy. Portfolio

-specific analyses based on their key risk
factors would also not be meaningful, as potential compensatory effects

in

other

segments

would

be

ignored.

The

table

below
indicate s
some

sensitivities

to

ECL
s
if

a

key

macroeconomic
variable for the forecasting period is amended

across all scenarios
with all other factors remaining unchanged.
Potential effect on stage 1 and stage 2

positions from changing key parameters as of

31 December 2021
USD million Baseline Upside Mild downside Severe downside
Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (1) 0 (29) (9) (4)
+0.50% 1 1 39 11 5
+1.00% 4 2 88 23 14
Unemployment rate (absolute change)
–1.00% (2) (2) (30) (48) (13)
–0.50% (1) (1) (17) (27) (7)
+0.50% 1 1 21 31 8
+1.00% 3 2 47 68 18
Real GDP growth (relative change)
–2.00% 4 2 8 17 10
–1.00% 2 1 4 8 5
+1.00% (1) 0 (10) (8) (4)
+2.00% (2) 0 (14) (16) (7)
House Price Index (relative change)
–5.00% 6 4 50 73 24
–2.50% 3 2 24 34 12
+2.50% (2) (1) (26) (31) (11)
+5.00% (4) (3) (46) (31) (13)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 2 2 5 6 5
–5.00% 1 0 2 3 2
+5.00% (1) 0 (2) (3) (2)
+10.00% (2) 0 (4) (6) (3)
Sensitivities can be more meaningfully

assessed in the context
of

coherent

scenarios

with

consistently

developed
macroeconomic factors.

The table on

the previous page

outlines
favorable and

unfavorable effects,

based on

reasonably possible
alternative changes

to the

economic conditions

for stage 1

and
stage 2

positions.

The

ECL

impact

is

calculated

for

material
portfolios and disclosed for each scenario.

The

forecasting

horizon

is

limited

to

three

years,

with

a
model-based

mean

reversion

of

PD

and

LGD

assumed
thereafter.

Changes

to

these

timelines

may

have

an

effect

on
ECLs:

depending

on

the

cycle,

a

longer

or

shorter

forecasting
horizon will lead to different

annualized lifetime

PD and average
LGD estimations.

This is currently

not deemed to be material

for
UBS,

as

a

large

proportion

of

loans,

including

mortgages

in
Switzerland,

have
maturities   that are
within

the

forecasting
horizon.
Scenario weights
ECL

is

sensitive

to

changing

scenario

weights,

in

particular

if
narratives and

parameters are

selected that

are not

close to

the
baseline scenario, highlighting the non-linearity of credit losses.
As shown

in

the

table

on the

bottom

of

this

page,

the

ECL
for

stage 1

and

stage

2

positions

would

have

been

USD
387
million

(31

December

2020:
USD   442

million)

instead

o
f
USD 503

million

(31 December

2020:

USD
639

million)

if

ECL
had

been

determined

solely

on

the

baseline

scenario.

The
weighted

average

ECL

therefore

amounts

to
130%
(31 December 2020: 145%) of the baseline value. The effects of weighting

each

of

the

four

scenarios

100%

are

shown

in

the
table below.
Stage allocation and SICR
The

determination

of

what

constitutes

a
n
SICR

is

based

on
management

judgment, as

explained in

Note 1a. Changing

the
SICR trigger

will have

a direct

effect on

ECLs, as

more or

fewer
positions would be subject to lifetime ECLs under any scenario.

The

relevance

of

the

SICR

trigger

on

overall

ECL

is
demonstrated

in

the

table

below

with

the

indication

that

the
ECL allowances

and provisions

for stage 1 and

stage 2 positions
would have been USD 1,060

million if all non-impaired

positions
across

the

portfolio

had

been

measured

for

lifetime

ECLs
irrespective

of their actual SICR status. This

amount compares to
actual

stage 1

and

2

allowances

and

provisions

of

USD
503
million as

of 31 December

2021.
Potential

effect on

stage 1

and stage

2 positions

from changing

scenario

weights

or moving

to an ECL

lifetime

calculation

as of 31

December

2021
Maturity profile
The maturity profile is an important driver for changes

in ECL due
to transfers

to stage 2

and from

stage 2 to

stage 1. The

current
maturity profile of most lending books is relatively

short; hence a
movement

to

stage 2

may

have

a

moderate

effect

on

ECLs.

A
significant portion

of our

lending to

SMEs is

documented under
multi-purpose

credit agreements,

which allow

for various

forms
of

utilization

but

are

unconditionally

cancelable

by

UBS

at

any
time. For drawings under such agreements with a

fixed maturity,
the respective term is applied for ECL calculations,

or a maximum
of 12 months in stage 1. For unused credit lines and all

drawings
that have no fixed

maturity (e.g., current accounts),

UBS generally
applies a

12-month maturity

from the

reporting date,

given the
credit review policies, which require either

continuous monitoring
of key indicators

and behavioral patterns

for smaller positions

or
an annual

formal review

for any

other limit.

The ECLs

for these
products

are

sensitive

to

shortening

or

extending

the

maturity
assumption.
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline 100% Upside
100% Mild
downside
100% Severe
downside Weighted average
USD million, except where indicated
Segmentation
Private clients with mortgages (95) (53) (52) (119) (207) (277)
Real estate financing (62) (50) (48) (101) (97) (118)
Large corporate clients (150) (116) (107) (148) (244) (257)
SME clients (65) (56) (55) (71) (91) (117)
Other segments (130) (112) (108) (135) (166) (291)
Total (503) (387) (370) (574) (806) (1,060)

UBS AG
Entity [Table]
Disclosure Of Financial Assets Explanatory
Additional information
Note 20

Expected credit loss measurement
a) Expected credit losses in the period
Total

net

credit

loss

releases

were

USD
148

million

in

2021,
reflecting

net

credit

loss

releases

of

USD
123

million

related

to
stage 1 and 2

positions and USD
25

million net credit loss

releases
related to credit-impaired (stage 3) positions.
Stage 1

and

2

net

credit

loss

releases

of

USD
123

million
included

a

USD
68

million

partial

net

release

of

a

post-model
adjustment,

due

to

the

continued

positive

trend

in
macroeconomic

scenario

input

data

during

the

year,

a

USD
45
million

net

release

from

a

number

of

model

and

methodology
changes

and
a residual USD   10

million

net

release
from
remeasurements

within

the

loan

book,

derecognized
transactions, partially offset by expenses from new transactions
.

›
Refer to Note 20b

for more information regarding changes to
ECL model, scenarios,

scenario weights and the post-model
adjustment and to Note 20c for more information

regarding the
development of ECL allowances and

provisions
Stage 3 net releases of USD 25

million were recognized across
a number of defaulted

positions with a USD
24

million net release
in Personal & Corporate Banking.
Credit loss (expense) / release
USD million
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended 31.12.21
Stages 1 and 2 28 62 0 34 0 123
Stage 3 1 24 (1) 0 0 25
Total credit loss (expense) / release 29 86 (1) 34 0 148
For the year ended 31.12.20
Stages 1 and 2 (48) (129) 0 (88) 0 (266)
Stage 3 (40) (128) (2) (217) (42) (429)
Total credit loss (expense) / release (88) (257) (2) (305) (42) (695)
For the year ended 31.12.19
Stages 1 and 2 3 23 0 (4) 0 22
Stage 3 (23) (44) 0 (26) (7) (100)
Total credit loss (expense) / release (20) (21) 0 (30) (7) (78)
b) Changes to ECL models, scenarios, scenario weights and key inputs
Refer to

Note 1a

for information

about the

principles governing
expected credit loss

(ECL) models, scenarios,

scenario weights and
key inputs applied.

Governance
Comprehensive

cross-functional and

cross-divisional

governance
processes

are

in

place

and

are

used

to

discuss

and

approve
scenario

updates

and

weights,

to

assess

whether

significant
increases in credit risk resulted in stage transfers, to

review model
outputs

and

to

reach

conclusions

regarding

post-model
adjustments.

Model changes
During 2021, the model review

and enhancement process led to
adjustments of

the probability

of default

(PD), loss

given default
(LGD)

and

credit

conversion

factor

(CCF)

models,

resulting

in

a
USD 45

million decrease

in ECL

allowances. An

amount of

USD
25

million related

to the
Large corporate

clients

segment in

the
Investment

Bank. The

remainder

related

to

various segments

in
Personal & Corporate Banking and Global Wealth Management.
Scenario and key input updates
During

2021,

the

scenarios

and

related

macroeconomic

factors
were updated

from those

that were

applied at

the end

of 2020
by

taking

into

account

the

prevailing

economic

and

political
conditions

and

uncertainty.

As

the

economic

development

was
more

positive

than

anticipated

following

the

COVID-19-related
downturn,
the

forward
-
looking

scenarios

benefited

from

an
improved forecast starting level.

The projections of

the baseline scenario,

which are aligned

to
the

economic

and

market

assumptions

used

for

UBS
  AG ’s
business planning purposes,

are broadly in

line with external

data,
such as

from Bloomberg

Consensus, Oxford

Economics and

the
International

Monetary

Fund

World

Economic

Outlook.

The
economic

performance

during

2021

in

relevant

markets,
especially in the

US and in

Switzerland, highlighted an

accelerated
improvement

after

the

COVID-19-related

shocks.

The

scenario
assumes continued growth in 2022 in

all key markets, albeit at a
slower rate than

seen in 2021,

and unemployment rates

are not
expected to fall noticeably below the current levels. Interest rates are expected to

remain low in

line with the

central bank policies
pursued in the Eurozone and Switzerland, and any potential rises in the US would be

limited in the foreseeable

future. House prices
are

expected

to

reflect

the

momentum

and

continue

to

rise,
especially in Switzerland and, to a lesser degree, in the US.
The

narrative

of

the

hypothetical

severe

downside

scenario,
which

is the

Group’s binding

stress

scenario, has

been adapted
and assumes that, while

the immediate risks

from COVID-19 have
decreased,

the

associated

disruptions

and

the

consequences

of
the

unprecedented

monetary

and

fiscal

stimulus

measures

will
remain

critical.

Concerns

regarding

the

sustainability

of

public
debt, following the

marked deterioration of

fiscal positions, lead
to

a

loss

of

confidence

and

market

turbulence,

while
protectionism results

in a

fall in

global trade.

Governments and
central banks have limited

scope to support the economies.

As a
consequence,

the

Eurozone

and

China

suffer

a

hard

landing,
under

this

scenario

which

severely

affects

the

Swiss

export-
oriented

economy,

and

the

US

economy

contracts

as

global
demand

is

significantly

affected.

Given

the

severity

of

the
macroeconomic

impact,

unemployment

rates

rise

to

historical
highs and real estate sectors contract sharply.
With effect

from the

second quarter,

the hypothetical

upside
and mild downside scenarios, which

were viewed as less

plausible
as

of

31

December

2020 and

had

a

probability

weight

of

zero
attached,

were

redesigned

and

reintroduced

in

the

ECL
calculation.

These

two

scenarios

have

become

more

relevant
following

this

update,

as

they

better

reflect

a

more

positive
outlook

with

regard

to

COVID-19

and

market

expectations
regarding a potential change in

central bank policies, respectively.

The

upside

scenario

is

based

on

positive

developments
following

COVID-19 and

strong economic

activity

supported by
pent-up demand in certain

sectors, as well

as the expectation

that
interest rates

will remain

relatively low

in the

near future.

Asset
prices rise significantly, but

a view that currently

observed higher
inflation rates are temporary and spare economic

capacity would
mean that

consumer prices

remain moderate

in the

first year

of
the scenario.
The

mild

downside

scenario

focuses

on

the

implications

of
rising concerns regarding inflationary trends

following a recovery
from

COVID-19.

Higher-than-expected

inflation

data

triggers

a
steepening of

yield curves

across the

globe and

leads to

market
volatility.

Higher

interest

rates

lead

to

a

sell-off

in

assets

and

a
period

of

deleveraging

under

this

scenario.

With

inflation
remaining high, central

banks start hiking

their policy rates

after
a few

quarters, leading

to further

increases in

interest rates

and
impacting corporate

and private

debt sustainability.

A recessionary
period is the consequence.
The table

on the

following page

details the

key assumptions
for the four scenarios applied as of 31 December 2021.
Scenario weights and post-model adjustments
With the weighting of

four scenarios above 0%

and considering
the generally

more positive

outlook regarding

an abating

effect
on

the

world

economy

from

the

COVID-19

pandemic,

the
distribution of

weights shifted

during 2021.

As of

31 December
2021, 5 percentage points of the weight of the baseline scenario and 10 percentage

points of

the severe

downside scenario were
redistributed to the upside

scenario (5%) and the mild downside
scenario (10%), as shown in the table below.
Although the scenarios and

weight allocation were

established
in

line

with

the

general

market

sentiment

that

COVID-19

has
passed its peak

and a gradual return

to normal is the

most likely
path,

significant

uncertainties

still

remain.

Models,

which

are
based

on

supportable

statistical

information

from

past
experiences

regarding

interdependencies

of

macroeconomic
factors

and

their

implications

for

credit

risk

portfolios,

cannot
comprehensively reflect extraordinary events, such as a pandemic or a fundamental change in the world political order. Especially in
these

uncertain

times,

it

is

in

the

realm

of

possibilities

that

the
generally accepted view that the effects of COVID-19 are abating may prove to be disappointed by

the emergence of new variants
of

the

virus,

which

may

be

more

harmful

and

may

undermine
current

vaccination

efforts.

Political

events

involving

tensions
between

major

global

forces

may

introduce

unforeseen
challenges, such

as disruptions

in the

global supply

chain and

a
distortion of energy markets. Such events could affect economies severely and change

the baseline assumptions

significantly. Rather
than

creating multiple

additional

scenarios

to

gauge these

risks
and applying model

parameters that lack

supportable information
and

cannot

be

robustly

validated,

management

continued

to
apply

significant

post
-
model

adjustments.
These   adjustments
were

benchmarked

against

coverage

ratio

levels

as

of

30 June
2021 ,
when

a

partial
net

release

of

USD
  91

million

was
recognized, corresponding to one third of

the accumulated effect
of

scenario

improvements,

following

comprehensive

expert
assessment and judgment, and

were also deemed appropriate

for
year-end 2021 reporting. The post-model adjustments relating to
COVID-19 amounted to

USD
224

million as of

31 December 2021
(2020: USD 117

million in addition to

overlays of USD
16

million
for

other

aspects,

where

model

results

were

deemed

to

be
uncertain).

ECL scenario Assigned weights in %
31.12.21 31.12.20
Upside 5.0 0.0
Baseline 55.0 60.0
Mild downside 10.0 0.0
Severe downside 30.0 40.0
Scenario assumptions
One year

Three years cumulative

31.12.21 Upside Baseline
Mild
downside
Severe
downside Upside Baseline
Mild
downside
Severe
downside
Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)
Scenario assumptions
One year

Three years cumulative

31.12.20 Baseline Severe downside Baseline Severe downside
Real GDP growth (% change)
United States 2.7 (5.9) 9.1 (3.8)
Eurozone 2.5 (8.7) 9.9 (10.3)
Switzerland 3.3 (6.6) 9.0 (5.7)
Consumer price index (% change)
United States 1.7 (1.2) 5.5 0.4
Eurozone 1.4 (1.3) 3.9 (1.7)
Switzerland 0.3 (1.8) 0.9 (1.6)
Unemployment rate (end-of-period level, %)
United States 5.5 12.1 4.5 9.9
Eurozone 9.5 14.1 8.0 16.4
Switzerland 3.8 6.1 3.2 6.8
Fixed income: 10-year government bonds (change in yields, basis points)
USD 22.0 (50.0) 46.0 (15.0)
EUR 4.0 (35.0) 21.0 (25.0)
CHF 13.0 (70.0) 31.0 (35.0)
Equity indices (% change)
S&P 500 (2.9) (50.2) (1.7) (40.1)
EuroStoxx 50 3.8 (57.6) 13.5 (50.4)
SPI (0.8) (53.6) 5.8 (44.2)
Swiss real estate (% change)
Single-Family Homes

3.4 (17.0) 7.1 (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 2.5 (15.3) 9.2 (28.7)
Eurozone (House Price Index) 1.1 (22.9) 7.2 (35.4)
c) Development of ECL allowances and provisions
The ECL

allowances and

provisions recognized

in the

period are
impacted by a variety of factors, such as:
–

origination of new instruments during the period;

–

effect of passage of time as the ECLs on an instrument for the remaining

lifetime

decrease

(all

other

factors

remaining

the
same);
–

discount

unwind

within ECLs

as

it

is

measured

on

a

present
value basis;
–

derecognition of instruments in the period;
–

change in individual asset quality of instruments;
–

effect

of

updating

forward-looking

scenarios

and

the
respective weights;
movements from a

maximum 12-month

ECL to the

recognition
of

lifetime ECLs

(and

vice versa)

following transfers

between
stages 1 and 2;

–

movements

from

stages 1

and

2

to

stage 3

(credit-impaired
status) when

default has

become certain

and PD

increases to
100% (or vice versa);
–

changes in models or updates to model parameters;
–

write-off; and
–

foreign

exchange

translations

for

assets

denominated

in
foreign currencies and other movements.
The following table explains the changes in

the ECL allowances and provisions for on-

and off-balance sheet financial instruments and
credit lines in

scope of ECL requirements

between the beginning and the

end of the period due

to the factors listed on

the previous
page.
Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact (write-off, FX and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.
In

2021,

ECL

allowances

and

provisions

decreased

by

USD
148
million from net credit loss releases impacting profit or loss:
–

a

USD
59

million

net

increase

from

new

and

derecognized
transactions

that

resulted

from

a

USD
72

million

stage 1
increase

primarily

in

the

corporate

lending

and

real

estate
lending portfolio,

offset by

a USD
13

million net release

from
stage 2

positions,

driven

by

positions

that

were

terminated
before their contractual maturity;

–

a USD 163

million net decrease from book quality movements
that

resulted

from

a

USD
203

million

net

decrease

from
remeasurements

without

stage transfers,

with

approximately
half of

that related to

corporate lending –

another significant
portion related to

real estate related

lending, primarily due

to
the partial release of a

post-model adjustment, partially offset
by USD 40

million from transactions moving

from stages 1 and
2

into

stages 2

and

3,

respectively,

primarily

related

to

SME
clients;

and
–

a USD 45

million net decrease that resulted from a number

of
model changes.

An amount

of USD
25

million related

to the
Large corporate

clients

segment in

the Investment

Bank. The
remainder related to various

segments in Personal &

Corporate
Banking and Global Wealth Management.

In

addition

to

the

movements

im
pacting

profit

or

loss,
allowances decreased by USD 154

million as a result

of USD
137
million

of write

offs and

USD
18
million from

foreign exchange
and other movements, both of which

did not impact the income
statement.
Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2019 (1,029) (181) (160) (688)
Net movement from new and derecognized transactions
1
(28) (90) 17 46
of which: Private clients with mortgages (2) (3) 2 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients (32) (29) (4) 0
of which: SME clients (16) (14) (3) 0
of which: Other 26 (39) 20 46

of which: Securities financing transactions REIT
32 (1) 15 17

of which: Loans to financial advisors
9 (1) 9 0

of which: Lombard loans
23 (6) 0 29

of which Financial intermediaries

(20) (15) (5) 0
Remeasurements with stage transfers
2
(427) 45 (134) (338)
of which: Private clients with mortgages (19) (2) (17) 0
of which: Real estate financing (6) 3 (9) 0
of which: Large corporate clients (224) 34 (83) (175)
of which: SME clients (43) (1) (11) (31)
of which: Other (134) 11 (14) (131)

of which: Securities financing transactions REIT
(36) 0 (18) (19)

of which: Loans to financial advisors
(12) 7 (7) (11)

of which: Lombard loans
(36) 0 0 (36)

of which Commodity trade finance
(59) 0 0 (59)
Remeasurements without stage transfers
3
(271) (88) (47) (136)
of which: Private clients with mortgages (34) (19) (8) (7)
of which: Real estate financing (14) (4) (11) 1
of which: Large corporate clients (149) (53) (17) (79)
of which: SME clients (13) 0 (7) (6)
of which: Other (60) (11) (4) (44)

of which: Loans to financial advisors
(18) (12) (3) (3)

of which: Lombard loans
(3) 6 0 (9)

of which: Credit cards
(12) 0 0 (12)
Model changes
4
32 21 11 0
Movements with profit or loss impact
5
(694) (112) (154) (429)
Movements without profit or loss impact (write-off, FX and other)
6
254 (14) (19) 287
Balance as of 31 December 2020 (1,468) (306) (333) (829)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial

instruments (including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.
As explained in Note

1a, the assessment of

a significant increase
in

credit

risk

(
SICR )
considers

a

number

of

qualitative

and
quantitative

factors

to

determine

whether

a

stage

transfer
between

stage 1

and

stage 2

is

required,

although

the

primary
assessment considers changes in PD based

on rating analyses and
economic outlook. Additionally, UBS

AG takes into consideration
counterparties that

have moved

to a

credit watch

list and

those
with payments that are at least 30 days past due.
ECL stage 2 ("significant deterioration

in credit risk”) allowances / provisions as of 31 December

2021 – classification by trigger
USD million Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-and off-balance sheet

(220) (158) (22) (39)
of which: Private clients with mortgages (71) (54) 0 (17)
of which: Real estate financing (43) (38) 0 (4)
of which: Large corporate clients (55) (40) (15) 0
of which: SME clients (30) (19) (7) (4)
of which: Financial intermediaries and hedge funds (6) (6) 0 0 of which: Loans to financial advisors (3) 0 0 (3)
of which: Credit cards (11) 0 0 (11)
of which: Other (1) (1) 0 0
d) Maximum exposure to credit risk
The tables below provide

UBS AG’s maximum exposure

to credit
risk for financial instruments subject to ECL requirements and the respective

collateral

and

other

credit

enhancements

mitigating
credit risk for these classes of financial instruments.

The

maximum

exposure

to

credit

risk

includes

the

carrying
amounts of financial

instruments recognized on

the balance sheet
subject

to

credit

risk

and

the

notional

amounts

for

off-balance
sheet arrangements.

Where information

is available,

collateral is
presented at fair value.

For other collateral, such as

real estate, a
reasonable alternative

value is

used. Credit

enhancements, such
as credit derivative contracts

and guarantees, are included

at their
notional amounts. Both are capped at the maximum

exposure to
credit risk for which

they serve as

security. The “Risk management
and control” section of this

report describes management’s view
of credit risk and

the related exposures,

which can differ

in certain
respects from the requirements of IFRS
Maximum exposure to credit risk

31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8

192.8
Loans and advances to banks
4
15.4 0.1

0.1 15.1
Receivables from securities financing transactions 75.0 0.0 68.0 6.9

0.0
Cash collateral receivables on derivative instruments
5,6
30.5

18.4

12.1
Loans and advances to customers
7
398.7 38.2 128.7 191.3 20.2

4.0 16.4
Other financial assets measured at amortized cost 26.2 0.2 0.1 0.0 1.3

24.7
Total financial assets measured at amortized cost 738.6 38.4 196.9 191.3 28.4 18.4 0.0 4.0 261.1
Financial assets measured at fair value

through other comprehensive income – debt 8.8

8.8
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 747.5 38.4 196.9 191.3 28.4 18.4 0.0 4.0 270.0
Guarantees
8
20.9 1.3 6.5 0.2 2.5

2.3 8.1
Loan commitments
8
39.4 0.5 4.0 2.4 7.3

0.3 1.7 23.1
Forward starting transactions, reverse repurchase
and securities borrowing agreements 1.4

1.4

0.0
Committed unconditionally revocable credit lines 42.3 0.3 9.0 6.2 3.9

0.5 22.5
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 104.1 2.2 20.9 8.7 13.7 0.0 0.3 4.5 53.7
31.12.20
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 158.2

158.2
Loans and advances to banks
4
15.3 0.1

15.2
Receivables from securities financing transactions 74.2 0.0 67.1

7.0

0.0
Cash collateral receivables on derivative instruments
5,6
32.7

21.1

11.6
Loans and advances to customers
7
381.0 27.0 118.2 194.6 21.7

0.0 4.4 15.1
Other financial assets measured at amortized cost 27.2 0.1 0.2 0.0 1.3

25.5
Total financial assets measured at amortized cost 688.7 27.2 185.7 194.6 30.1 21.1 0.0 4.4 225.6
Financial assets measured at fair value

through other comprehensive income – debt 8.3

8.3
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 697.0 27.2 185.7 194.6 30.1 21.1 0.0 4.4 233.9
Guarantees
8
17.0 0.7 5.0 0.2 1.7

2.5 7.0
Loan commitments
8
41.2 0.0 4.2 2.1 6.8

0.4 2.4 25.3
Forward starting transactions, reverse repurchase
and securities borrowing agreements 3.2

3.2

0.0
Committed unconditionally revocable credit lines 42.0 0.1 10.3 6.2 2.7

0.0 22.7
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 103.5 0.8 22.7 8.5 11.2 0.0 0.4 4.9 54.9
1 Of which: USD 1,443

million for 31 December 2021 (31 December 2020: USD
1,983

million) relates to total credit-impaired financial assets measured at amortized cost and USD
130

million for 31 December 2021
(31 December 2020: USD 154

million) to total off-balance sheet

financial instruments and credit lines

for credit-impaired positions.

2 Collateral arrangements generally

incorporate a range of

collateral, including
cash, securities, real

estate and other collateral.

UBS AG applies

a risk-based approach

that generally prioritizes

collateral according to

its liquidity profile.

3 Includes but is not

limited to life insurance

contracts,
inventory, mortgage loans, gold and other commodities.

4 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients.

5 Included within Cash collateral

receivables on derivative instruments are

margin balances due from exchanges or

clearing houses. Some of

these margin balances reflect amounts transferred

on
behalf

of

clients

who

retain

the

associated

credit

risk.

6 The

amount

shown

in

the

“Netting”

column

represents

the

netting

potential

not

recognized

on

the

balance

sheet.

Refer

to

Note 22

for

more
information.

7 In 2021, the collateral allocation

was updated to reflect

additional cash collateral and

custody accounts that are also

available

as security for certain

on-balance sheet lending. This

resulted in an
increase in loans secured by cash, with an offsetting reduction in loans secured by real estate and loans secured by securities.

8 The amount shown in the “Guarantees” column includes sub-participations.
e) Financial assets subject to credit risk by rating category
The

table

below

shows

the

credit

quality

and

the

maximum
exposure to credit risk based on the Group’s internal credit rating system and year-end

stage classification. Under IFRS 9, the credit
risk rating reflects the Group’s assessment of the probability of default

of

individual

counterparties,

prior

to

substitutions.

The
amounts presented are gross of impairment allowances.
›
Refer to the “Risk management and control”

section of this
report for more details

regarding the Group’s internal grading
system
Financial assets subject to credit risk by rating

category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,552 1,123 795 490 1 15,368 (8) 15,360 of which: stage 1 407 12,552 1,098 795 488 0 15,340 (7) 15,333 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities financing transactions

34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on derivative instruments 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514 of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,663 67,620 70,394 21,423 2,148 399,543 (850) 398,693
of which: stage 1 5,295 231,583 65,083 63,298 16,362 0 381,622 (126) 381,496
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at amortized cost 12,564 6,705 321 6,097 394 264 26,346 (109) 26,236 of which: stage 1 12,564 6,696 307 5,887 317 0 25,772 (27) 25,746 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets measured at amortized cost 251,133 278,465 85,424 98,372 23,793 2,414 739,601 (969) 738,632
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance sheet financial instruments 255,130 283,236 85,424 98,449 23,793 2,414 748,445 (969) 747,477
Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase and securities borrowing agreements 0 0 55 1,389 0 0 1,444 0
Total off balance sheet financial instruments 7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable credit lines 2,636 16,811 8,627 10,130 4,107 63 42,373 (38)
of which: stage 1 2,636 16,467 8,304 8,724 3,671 0 39,802 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation of existing loans 17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 19,249 10,049 11,214 4,709 111 47,984 (41)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
Financial assets subject to credit risk by rating

category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 156,250 1,981 0 0 0 0 158,231 0 158,231 of which: stage 1 156,250 1,981 0 0 0 0 158,231 0 158,231
Loans and advances to banks 543 12,029 1,344 1,182 260 1 15,360 (16) 15,344 of which: stage 1 543 11,974 1,277 1,145 231 0 15,170 (9) 15,160 of which: stage 2 0 55 67 37 29 0 189 (5) 184
of which: stage 3 0 0 0 0 0 1 1 (1) 0
Receivables from securities financing transactions

22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
of which: stage 1 22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
Cash collateral receivables on derivative instruments 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737 of which: stage 1 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737
Loans and advances to customers 5,813 215,755 67,270 69,217 21,038 2,943 382,036 (1,060) 380,977
of which: stage 1 5,813 214,418 63,000 59,447 15,860 0 358,538 (142) 358,396
of which: stage 2 0 1,338 4,269 9,770 5,178 0 20,556 (215) 20,341 of which: stage 3 0 0 0 0 0 2,943 2,943 (703) 2,240
Other financial assets measured at amortized cost 15,404 4,043 280 6,585 481 560 27,352 (133) 27,219 of which: stage 1 15,404 4,040 269 6,334 389 0 26,435 (34) 26,401 of which: stage 2 0 3 11 251 91 0 357 (9) 348
of which: stage 3 0 0 0 0 0 560 560 (90) 469
Total financial assets measured at amortized cost 209,204 263,295 91,993 98,223 23,709 3,505 689,929 (1,211) 688,717
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,212 5,014 0 32 0 0 8,258 0 8,258
Total on-balance sheet financial instruments 212,417 268,309 91,993 98,255 23,709 3,505 698,187 (1,211) 696,976
Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

3,482 4,623 3,522 4,293 991 170 17,081 (63)
of which: stage 1 3,482 4,219 2,688 3,558 739 0 14,687 (14)
of which: stage 2 0 404 834 736 252 0 2,225 (15)
of which: stage 3 0 0 0 0 0 170 170 (34)
Irrevocable loan commitments 3,018 14,516 8,583 9,302 5,850 104 41,372 (142)
of which: stage 1 3,018 13,589 6,873 8,739 4,676 0 36,894 (74)
of which: stage 2 0 927 1,711 563 1,174 0 4,374 (68)
of which: stage 3 0 0 0 0 0 104 104 0
Forward starting reverse repurchase and securities borrowing agreements 82 150 0 3,015 0 0 3,247 0
Total off balance sheet financial instruments 6,583 19,289 12,105 16,610 6,840 273 61,700 (205)
Credit lines
Committed unconditionally revocable credit lines 574 15,448 5,958 8,488 11,501 108 42,077 (50)
of which: stage 1 574 14,883 4,517 6,609 10,593 0 37,176 (29)
of which: stage 2 0 565 1,441 1,879 908 0 4,792 (21)
of which: stage 3 0 0 0 0 0 108 108 0
Irrevocable committed prolongation of existing loans 14 1,349 931 632 357 0 3,282 (2)
of which: stage 1 14 1,349 930 630 355 0 3,277 (2)
of which: stage 2 0 1 1 2 1 0 5 0
of which: stage 3 0 0 0 0 0 0 0 0
Total credit lines 588 16,797 6,889 9,119 11,858 109 45,359 (52)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
f) Sensitivity information
As

outlined

in

Note

1a,

ECL

estimates

involve

significant
uncertainties at the time they are made.
ECL model
The models applied

to determine

point-in-time

PD and LGD rely
on

market

and

statistical

data,

which

has

been

found

to
correlate

well

with

historically

observed

defaults

in

sufficiently
homogeneous

segments.

The

risk

sensitivities

for

each

of

the
ECL reporting

segments to such

factors are

summarized in

Note
9.
Forward-looking scenarios
Depending on the scenario selection

and related macro-economic
assumptions for the

risk factors, the

components of the

relevant
weighted

average

ECL

change.

This

is

particularly

relevant

for
interest rates,

which can

move in

both directions

under a

given
growth assumption

(for example,

low growth

with high

interest
rates

in a

stagflation

scenario,

versus

low growth

and falling

interest
rates

in

a

recession).

Management generally

looks

for

scenario
narratives

that reflect

the key risk

drivers of

a given credit

portfolio.
As forecasting models are complex, due to the combination

of
multiple

factors,

simple

what-if

analyses

involving

a

change

of
individual

parameters

do

not

necessarily

provide

realistic
information

on

the

exposure

of

segments

to

changes

in

the
macroeconomy. Portfolio

-specific analyses based on their key risk
factors would also not be meaningful, as potential compensatory effects

in

other

segments

would

be

ignored.

The

table

below
indicate s
some

sensitivities

to

ECL
s
if

a

key

macroeconomic
variable for the forecasting period is amended

across all scenarios
with all other factors remaining unchanged
Potential effect on stage 1 and stage 2

positions from changing key parameters as of

31 December 2021
USD million Baseline Upside Mild downside Severe downside
Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (1) 0 (29) (9) (4)
+0.50% 1 1 39 11 5
+1.00% 4 2 88 23 14
Unemployment rate (absolute change)
–1.00% (2) (2) (30) (48) (13)
–0.50% (1) (1) (17) (27) (7)
+0.50% 1 1 21 31 8
+1.00% 3 2 47 68 18
Real GDP growth (relative change)
–2.00% 4 2 8 17 10
–1.00% 2 1 4 8 5
+1.00% (1) 0 (10) (8) (4)
+2.00% (2) 0 (14) (16) (7)
House Price Index (relative change)
–5.00% 6 4 50 73 24
–2.50% 3 2 24 34 12
+2.50% (2) (1) (26) (31) (11)
+5.00% (4) (3) (46) (31) (13)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 2 2 5 6 5
–5.00% 1 0 2 3 2
+5.00% (1) 0 (2) (3) (2)
+10.00% (2) 0 (4) (6) (3)
Sensitivities can be more meaningfully

assessed in the context
of

coherent

scenarios

with

consistently

developed
macroeconomic factors.

The table on

the previous page

outlines
favorable and

unfavorable effects,

based on

reasonably possible
alternative changes

to the

economic conditions

for stage 1

and
stage 2

positions.

The

ECL

impact

is

calculated

for

material
portfolios and disclosed for each scenario.

The

forecasting

horizon

is

limited

to

three

years,

with

a
model-based

mean

reversion

of

PD

and

LGD

assumed
thereafter.

Changes

to

these

timelines

may

have

an

effect

on
ECLs:

depending

on

the

cycle,

a

longer

or

shorter

forecasting
horizon will lead to different

annualized lifetime

PD and average
LGD estimations.

This is currently

not deemed to be material

for
UBS AG,

as a large

proportion

of loans,

including

mortgages

in
Switzerland,

have
maturities   that are
within

the

forecasting
horizon.
As shown in the table on the bottom of this page, the ECL for stage 1 and

stage 2 positions

would have been

USD
387

million
(31 December 2020: USD 442

million) instead of USD
503

million
(31
December

2020:
USD   639

million)

if

ECL

had

been
determined solely on

the baseline scenario.

The weighted average
ECL therefore amounts

to
130% (31 December 2020: 145%) of
the

baseline

value.

The

effects

of

weighting

each

of

the

four
scenarios 100% are shown in the table below.
Stage allocation and SICR
The

determination

of

what

constitutes

a
n
SICR

is

based

on
management judgment,

as explained

in Note

1a. Changing

the
SICR trigger

will have

a direct

effect on

ECLs, as

more or

fewer
positions would be subject to lifetime ECLs under any scenario.

The

relevance

of

the

SICR

trigger

on

overall

ECL

is
demonstrated in the table below with the indication that the ECL allowances and provisions

for stage 1

and stage 2

positions would
have been USD 1,060

million if all

non-impaired positions across
the portfolio had been

measured for lifetime ECLs

irrespective of
their actual SICR

status. This amount

compares to actual

stage 1
and

2

allowances

and

provisions

of

USD
503

million

as

of
31 December 2021.
Potential

effect on

stage 1

and stage

2 positions

from changing

scenario

weights

or moving

to an ECL

lifetime

calculation

as of 31

December

2021
Maturity profile
The maturity profile is an important driver for changes

in ECL due
to transfers

to stage 2

and from

stage 2 to

stage 1. The

current
maturity profile of most lending books is relatively

short; hence a
movement

to

stage 2

may

have

a

moderate

effect

on

ECLs.

A
significant portion

of our

lending to

SMEs is

documented under
multi-purpose

credit agreements,

which allow

for various

forms
of utilization but are unconditionally

cancelable by UBS AG

at any
time. For drawings

under such agreements

with a fixed

maturity
the respective term is applied for ECL calculations,

or a maximum
of 12 months in stage 1. For unused credit lines and all

drawings
that

have

no

fixed

maturity

(e.g.,

current

accounts),

UBS

AG
generally

applies a

12-month maturity

from

the reporting

date,
given the

credit review

policies, which

require either

continuous
monitoring of

key indicators

and behavioral

patterns for

smaller
positions or an annual formal review for any other

limit. The ECLs
for

these

products

are

sensitive

to

shortening

or

extending

the
maturity assumption.
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline 100% Upside
100% Mild
downside
100% Severe
downside Weighted average
USD million, except where indicated
Segmentation
Private clients with mortgages (95) (53) (52) (119) (207) (277)
Real estate financing (62) (50) (48) (101) (97) (118)
Large corporate clients (150) (116) (107) (148) (244) (257)
SME clients (65) (56) (55) (71) (91) (117)
Other segments (130) (112) (108) (135) (166) (291)
Total (503) (387) (370) (574) (806) (1,060)